UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6642

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Intermediate Municipal Bond Fund
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.4%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--72.3%
Connecticut	5.75	6/15/10	30,000 a	32,005
Connecticut	5.25	12/15/10	50,000	52,991
Connecticut	5.71	12/15/10	2,500,000 b,c	2,649,550
Connecticut	6.71	6/15/11	3,000,000 b,c	3,200,535
Connecticut	5.13	11/15/13	1,500,000	1,595,985
Connecticut
(Insured; MBIA)	5.25	3/15/10	5,100,000	5,244,330
Connecticut
(Insured; MBIA)	5.38	12/15/10	4,100,000	4,368,714
Connecticut
(Insured; MBIA)	5.25	10/15/13	1,600,000 a	1,754,240
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/17	2,275,000	2,395,666
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.25	9/1/07	1,115,000	1,127,388
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	2,500,000	2,573,100
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	4,585,000	5,205,167
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,588,888
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; MBIA)	5.25	9/1/07	1,360,000	1,375,205
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes, Inc.
Congregational Avery Heights
Project)	5.70	4/1/12	1,990,000	2,033,800
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home
Inc. Project)	5.38	12/1/11	1,765,000	1,783,144

Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,562,552
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut Children's
Medical Center Issue)
(Insured; MBIA)	5.00	7/1/21	1,045,000	1,113,918
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,351,194
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue)	5.13	7/1/07	400,000	402,260
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,051,561
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)
(Insured; MBIA)	5.20	7/1/07	2,210,000	2,227,835
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	5.00	7/1/22	1,000,000	1,069,300
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,309,194
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	2,000,000	2,172,820
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital Issue) (Insured; ACA)	5.75	7/1/11	530,000	541,315
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/25	1,500,000	1,613,340
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	415,000	415,460
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)

(Insured; MBIA)	4.50	11/15/20	1,955,000	1,978,694
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.45	5/15/14	1,000,000	1,010,310
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.00	11/15/21	3,290,000	3,415,250
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.65	11/15/27	1,380,000	1,406,109
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue
(Insured; AMBAC)	5.00	1/1/22	1,335,000	1,444,764
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 a	1,061,270
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Co. of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,353,545
Fairfield	5.50	4/1/11	2,030,000	2,184,544
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/25	1,335,000	1,428,210
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,000,000	2,081,200
Hamden
(Insured; MBIA)	5.25	8/15/11	265,000 a	287,790
Hamden
(Insured; MBIA)	5.25	8/15/14	730,000	791,962
Hamden
(Insured; MBIA)	5.25	8/15/14	5,000	5,525
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000 a	1,086,940
Meriden,
GO (Insured; MBIA)	5.00	8/1/16	2,090,000	2,295,719
Middletown	5.00	4/15/08	1,760,000	1,792,930
New Haven,
Air Rights Parking Facility
Revenue (Insured; AMBAC)	5.38	12/1/11	1,165,000	1,253,948
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,850,000 a	1,983,385
University of Connecticut
(Insured; FSA)	5.00	2/15/24	1,225,000	1,310,554
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/24	2,100,000	2,261,679
Waterbury,
GO Tax Revenue (Special
Capital Reserve Fund)

(Insured; FSA)	5.00	4/1/13	1,000,000	1,073,970
Westport	5.00	8/15/16	1,500,000	1,635,570
Westport	5.00	8/15/17	2,000,000	2,175,820
U.S. Related--28.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,606,080
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 a	1,391,936
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 a	4,282,880
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/12	795,000 d	783,083
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.45	5/15/16	1,445,000 d	1,419,915
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/22	125,000	126,535
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,067,470
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,623,000
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/26	3,000,000	3,243,570
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/16	3,270,000	3,725,446
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/12	2,600,000	2,810,496
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/14	1,000,000	1,101,800
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/11	1,500,000	1,572,945
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	6.13	7/1/09	4,000,000	4,244,360
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	2,132,780
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	665,000	683,041
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes

Loan Note	6.38	10/1/19	3,000,000	3,281,130
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000	1,539,855
Total Investments (cost $126,803,781)			100.4%	130,767,467
Liabilities, Less Cash and Receivables			(.4%)	(502,023)
Net Assets			100.0%	130,265,444

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Collateral for floating rate borrowings.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $5,850,085 or 4.5% of net assets.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)